Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (13,097)	$ (15,068)	$ (2,971)
Adjustments to reconcile net loss to net cash provided in operating activities:
Share-based compensation	0	753	1,246
Change in fair value of the Put Option	(210)	(210)	(150)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	8,993	19,183	(5,584)
Net cash (used) provided in operating activities	(34,108)	1,472	3,399
Net (decrease) increase in cash and cash equivalents	(170,446)	(94,689)	7,699
Cash and cash equivalents at the beginning of the year	170,960	265,649	257,950
Cash and cash equivalents at the end of the year	514	170,960	265,649
Parent Company
Operating activities:
Net loss	(12,805)	(13,431)	(2,470)
Adjustments to reconcile net loss to net cash provided in operating activities:
Share-based compensation		753	1,246
Change in fair value of the Put Option	210	210	150
loss on investment in subsidiaries	12,680	12,430	1,036
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(10)
Amounts due from subsidiaries	(74)	37	38
Net cash (used) provided in operating activities	1	(1)
Net (decrease) increase in cash and cash equivalents	1	(1)
Cash and cash equivalents at the beginning of the year		$ 1	1
Cash and cash equivalents at the end of the year	$ 1		$ 1